Selected Statements of Operations Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of revenues from sales to unaffiliated customers
Revenues	$ 37,233	$ 29,510	$ 18,673
North America [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	25,157	19,167	1,018
Europe [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	778	946	1,204
Asia (excluding Philippines) [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	374	355	576
Philippines [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	4,501	4,959	8,071
South America (excluding Brazil) [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	883	785	2,456
Brazil [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	1,783	2,496	3,487
Other (including Israel) [Member]
Schedule of revenues from sales to unaffiliated customers
Revenues	$ 3,757	$ 802	$ 1,861